Commitment and Contingencies - Additional Information (Detail) - Purchase Commitment $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Purchase commitments	$ 15.5
Purchase commitment descriptions	Payment within the next 12 months